RELATED PARTY TRANSACTIONS (Details Narrative) - Greenland Exploration Limited - USD ($)		1 Months Ended				3 Months Ended	7 Months Ended
	Sep. 04, 2025	Nov. 24, 2025	Aug. 28, 2025	Jul. 17, 2025	Jun. 17, 2025	Dec. 31, 2025	Dec. 31, 2025	Mar. 02, 2026	Feb. 25, 2026	Jan. 12, 2026	Dec. 30, 2025	Dec. 16, 2025	Oct. 27, 2025	Sep. 09, 2025
Cash						$ 36,051	$ 36,051
Promissory note description	On September 4, 2025, the Company borrowed $100,000 under a promissory note (the “FGMP Note 2”) with FG Merchant Partners LP. The FGMP Note 2 is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $100,000 outstanding as of December 31, 2025 under the FGMP Note 2.		On August 28, 2025, the Company borrowed $160,000 under a promissory note (the “FGMP Note”) with FG Merchant Partners LP. The FGMP Note is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $160,000 outstanding as of December 31, 2025 under the FGMP Note.	On July 17, 2025, the Company borrowed $15,000 under a promissory note (the “FGF Note”) with Fundamental Global Inc. The FGF Note is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $15,000 outstanding as of December 31, 2025 under the FGF Note.
Debt Instrument, Face Amount														$ 100,000
Receivables, Net, Current						232,519	232,519							$ 100,000
Cash fee					$ 2,000,000
Payment to investor							60,000
Subsequent Event [Member]
Debt Instrument, Face Amount		$ 200,000							$ 150,000	$ 150,000		$ 33,990	$ 200,000
Outstanding amount								$ 150,000			$ 200,000
Transaction related expenses		98,526				98,529
Draw down		$ 104,470
Long-Term Debt, Gross						$ 132,519	132,519
Investor [Member]
Payment to investor							$ 650
Common Stock [Member]
Aggregate shares					1,500,000
Common Stock [Member] | Board of Directors Chairman [Member]
Cash					$ 10,000
Warrant [Member]
Aggregate shares					1,500,000
Warrant [Member] | Board of Directors Chairman [Member]
Cash					$ 10,000